FINANCIAL RISK FACTORS - Safeguarding of cryptocurrency assets (Details)	3 Months Ended
Dec. 31, 2025 item
FINANCIAL RISK FACTORS
Number of third-party custodian for safeguarding cryptocurrency assets	3
Coinbase Custody Trust Company, LLC
FINANCIAL RISK FACTORS
Holding of crypto asset (in percent)	70.00%
Fireblocks
FINANCIAL RISK FACTORS
Holding of crypto asset (in percent)	15.00%
Kamino Finance
FINANCIAL RISK FACTORS
Holding of crypto asset (in percent)	15.00%